BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 78.2%
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 3.2%
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,515,000		$1,173,724	(a)(b)
Altice France SA, Senior Secured Notes	3.375%	1/15/28	1,190,000	EUR	1,015,596	(a)
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	890,000		705,360	(a)(b)
Embarq Corp., Senior Notes	7.995%	6/1/36	1,280,000		1,056,384	(b)
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	200,000		194,980	(b)
Level 3 Financing Inc., Senior Notes	4.625%	9/15/27	1,300,000		1,191,444	(a)(b)

Total Diversified Telecommunication Services					5,337,488

Interactive Media & Services - 0.3%
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	555,000		459,516	(a)(b)

Media - 0.7%
Colombia Telecomunicaciones SA ESP, Senior Notes	4.950%	7/17/30	775,000		626,859	(a)(b)
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	725,000		465,870	(b)

Total Media					1,092,729

Wireless Telecommunication Services - 0.2%
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	370,000		335,287	(a)(b)

TOTAL COMMUNICATION SERVICES					7,225,020

CONSUMER DISCRETIONARY - 12.0%
Automobiles - 4.7%
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	8,300,000		7,796,826	(a)(b)

Hotels, Restaurants & Leisure - 4.8%
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	605,000		435,537	(a)(b)
GPS Hospitality Holding Co. LLC/GPS Finco Inc., Senior Secured Notes	7.000%	8/15/28	1,225,000		795,866	(a)(b)
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	1,455,000		1,407,116	(a)(b)
Marriott Ownership Resorts Inc., Senior Notes	4.500%	6/15/29	580,000		504,487	(a)(b)
Mohegan Gaming & Entertainment, Secured Notes	8.000%	2/1/26	1,450,000		1,301,498	(a)(b)
Scientific Games International Inc., Senior Notes	8.625%	7/1/25	1,440,000		1,497,600	(a)(b)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2022 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - continued
Travel + Leisure Co., Senior Secured Notes	6.000%	4/1/27	1,475,000	$1,472,434	(b)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	645,000	578,981	(a)(b)

Total Hotels, Restaurants & Leisure				7,993,519

Household Durables - 0.3%
KB Home, Senior Notes	4.000%	6/15/31	565,000	476,668	(b)

Leisure Products - 0.3%
Vista Outdoor Inc., Senior Notes	4.500%	3/15/29	730,000	556,822	(a)(b)

Specialty Retail - 1.9%
Bath & Body Works Inc., Senior Notes	6.625%	10/1/30	370,000	353,971	(a)(b)
Gap Inc., Senior Notes	3.875%	10/1/31	1,395,000	1,012,477	(a)(b)
Grupo Axo SAPI de CV, Senior Notes	5.750%	6/8/26	690,000	524,595	(a)(b)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,400,000	1,168,706	(a)(b)

Total Specialty Retail				3,059,749

TOTAL CONSUMER DISCRETIONARY				19,883,584

CONSUMER STAPLES - 2.1%
Food Products - 0.9%
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	630,000	520,673	(a)(b)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	1,115,000	1,020,481	(a)(b)

Total Food Products				1,541,154

Household Products - 0.9%
Central Garden & Pet Co., Senior Notes	4.125%	4/30/31	1,685,000	1,452,858	(a)(b)

Personal Products - 0.3%
Edgewell Personal Care Co., Senior Notes	5.500%	6/1/28	475,000	466,507	(a)(b)

TOTAL CONSUMER STAPLES				3,460,519

ENERGY - 12.8%
Oil, Gas & Consumable Fuels - 11.6%
Antero Resources Corp., Senior Notes	8.375%	7/15/26	650,000	707,671	(a)(b)
CITGO Petroleum Corp., Senior Secured Notes	6.375%	6/15/26	1,425,000	1,369,931	(a)
CNX Resources Corp., Senior Notes	6.000%	1/15/29	1,310,000	1,276,051	(a)(b)
Energean Israel Finance Ltd., Senior Secured Notes	5.875%	3/30/31	1,710,000	1,459,485	(c)
Geopark Ltd., Senior Notes	5.500%	1/17/27	1,620,000	1,396,065	(a)(b)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	2,315,000	2,209,147	(a)(b)
Marathon Oil Corp., Senior Notes	6.600%	10/1/37	2,445,000	2,687,248	(b)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2022 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
New Fortress Energy Inc., Senior Secured Notes	6.750%	9/15/25	445,000	$435,017	(a)(b)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	910,000	863,135	(a)(b)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	3,730,000	3,129,302	(b)
SierraCol Energy Andina LLC, Senior Notes	6.000%	6/15/28	1,420,000	1,033,334	(a)(b)
Talos Production Inc., Secured Notes	12.000%	1/15/26	1,375,000	1,466,004	(b)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	1,365,000	1,272,278	(a)(b)

Total Oil, Gas & Consumable Fuels				19,304,668

Water Utilities - 1.2%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	2,000,000	1,940,300	(a)(b)

TOTAL ENERGY				21,244,968

FINANCIALS - 18.3%
Banks - 5.2%
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	6,345,000	8,156,194	(b)
NatWest Group PLC, Junior Subordinated Notes (4.600% to 12/28/31 then 5 year Treasury Constant Maturity Rate + 3.100%)	4.600%	6/28/31	700,000	553,919	(b)(d)(e)

Total Banks				8,710,113

Capital Markets - 8.2%
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	7,000,000	8,195,386	(b)
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	1,085,000	1,047,968	(b)
Owl Rock Technology Finance Corp., Senior Notes	4.750%	12/15/25	3,385,000	3,181,587	(a)(b)
XP Inc., Senior Notes	3.250%	7/1/26	1,375,000	1,235,685	(a)(b)

Total Capital Markets				13,660,626

Consumer Finance - 3.4%
Blackstone Secured Lending Fund, Senior Notes	3.625%	1/15/26	3,485,000	3,296,563	(b)
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	920,000	916,403	(b)
World Acceptance Corp., Senior Notes	7.000%	11/1/26	2,000,000	1,429,115	(a)(b)

Total Consumer Finance				5,642,081

Thrifts & Mortgage Finance - 1.5%
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	3,000,000	2,471,466	(a)(b)

TOTAL FINANCIALS				30,484,286

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2022 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 3.6%
Health Care Providers & Services - 1.0%
ModivCare Escrow Issuer Inc., Senior Notes	5.000%	10/1/29	345,000	$316,094	(a)(b)
Select Medical Corp., Senior Notes	6.250%	8/15/26	560,000	561,526	(a)(b)
Tenet Healthcare Corp., Senior Secured Notes	4.250%	6/1/29	905,000	843,551	(a)(b)

Total Health Care Providers & Services				1,721,171

Pharmaceuticals - 2.6%
Endo Dac/Endo Finance LLC/Endo Finco Inc., Senior Secured Notes	5.875%	10/15/24	1,485,000	1,210,275	(a)(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	1,385,000	1,424,604	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,815,000	1,641,912	(b)

Total Pharmaceuticals				4,276,791

TOTAL HEALTH CARE				5,997,962

INDUSTRIALS - 7.1%
Aerospace & Defense - 0.7%
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	1,190,000	1,197,753	(a)(b)

Airlines - 2.6%
Air Canada Pass-Through Trust	5.250%	4/1/29	184,198	181,004	(a)(b)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior
Secured Notes	4.750%	10/20/28	3,280,000	3,206,130	(a)(b)
Gol Finance SA, Senior Secured Notes	8.000%	6/30/26	1,390,000	922,020	(a)(b)

Total Airlines				4,309,154

Commercial Services & Supplies - 0.9%
Deluxe Corp., Senior Notes	8.000%	6/1/29	565,000	494,550	(a)(b)
Harsco Corp., Senior Notes	5.750%	7/31/27	1,375,000	1,046,183	(a)(b)

Total Commercial Services & Supplies				1,540,733

Construction & Engineering - 0.2%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	300,000	266,533	(a)(b)

Electrical Equipment - 0.3%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	480,000	446,156	(a)(b)

Industrial Conglomerates - 1.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	6.250%	5/15/26	2,425,000	2,414,245	(b)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2022 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Marine - 0.6%
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., Senior Secured Notes	10.750%	7/1/25	1,140,000	$1,079,551	(a)(b)

Road & Rail - 0.3%
Uber Technologies Inc., Senior Notes	6.250%	1/15/28	590,000	581,120	(a)(b)

TOTAL INDUSTRIALS				11,835,245

INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 3.8%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,350,000	1,178,091	(a)(b)
CommScope Inc., Senior Notes	7.125%	7/1/28	495,000	410,850	(a)(b)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	1,370,000	1,333,764	(a)(b)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	6.750%	10/1/26	2,200,000	2,154,592	(a)(b)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	1,300,000	1,228,006	(a)(b)

Total Communications Equipment				6,305,303

Electronic Equipment, Instruments & Components - 1.8%
Jabil Inc., Senior Notes	3.600%	1/15/30	3,275,000	2,978,024	(b)

Semiconductors & Semiconductor Equipment - 0.8%
Entegris Inc., Senior Notes	4.375%	4/15/28	750,000	708,341	(a)(b)
Entegris Inc., Senior Notes	3.625%	5/1/29	330,000	293,205	(a)(b)
Synaptics Inc., Senior Notes	4.000%	6/15/29	285,000	249,090	(a)(b)

Total Semiconductors & Semiconductor Equipment				1,250,636

Software - 0.9%
Elastic NV, Senior Notes	4.125%	7/15/29	335,000	298,688	(a)(b)
MicroStrategy Inc., Senior Secured Notes	6.125%	6/15/28	1,410,000	1,226,841	(a)(b)

Total Software				1,525,529

Technology Hardware, Storage & Peripherals - 0.6%
Dell International LLC/EMC Corp., Senior Notes	6.020%	6/15/26	1,020,000	1,084,410	(b)

TOTAL INFORMATION TECHNOLOGY				13,143,902

MATERIALS - 7.1%
Chemicals - 0.7%
Braskem Idesa SAPI, Senior Secured Notes	7.450%	11/15/29	1,340,000	1,223,065	(a)(b)

Containers & Packaging - 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,430,000	1,092,067	(a)(b)

Metals & Mining - 5.7%
Alcoa Nederland Holding BV, Senior Notes	4.125%	3/31/29	1,645,000	1,549,697	(a)(b)
Arconic Corp., Secured Notes	6.125%	2/15/28	555,000	556,099	(a)(b)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2022 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - continued
Cleveland-Cliffs Inc., Senior Notes	5.875%	6/1/27	2,840,000		$2,832,332	(b)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	2,920,000		2,787,884	(a)
New Gold Inc., Senior Notes	7.500%	7/15/27	100,000		78,755	(a)(b)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	2,180,000		1,745,875	(a)(b)

Total Metals & Mining					9,550,642

TOTAL MATERIALS					11,865,774

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	1,135,000		1,086,609	(a)(b)
XHR LP, Senior Secured Notes	4.875%	6/1/29	850,000		767,780	(a)(b)

Total Equity Real Estate Investment Trusts (REITs)					1,854,389

Real Estate Management & Development - 0.3%
Realogy Group LLC/Realogy Co-Issuer Corp., Senior Notes	5.750%	1/15/29	575,000		471,005	(a)(b)

TOTAL REAL ESTATE					2,325,394

UTILITIES - 1.5%
Electric Utilities - 0.7%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	1,195,000		982,523	(a)(b)
NRG Energy Inc., Senior Notes	6.625%	1/15/27	281,000		285,708	(b)

Total Electric Utilities					1,268,231

Gas Utilities - 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	625,000		633,838	(b)

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp., Senior Notes	3.300%	7/15/25	685,000		653,743	(a)(b)

TOTAL UTILITIES					2,555,812

TOTAL CORPORATE BONDS & NOTES (Cost - $138,736,204)					130,022,466

SOVEREIGN BONDS - 59.6%
Brazil - 15.3%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	78,055,000	BRL	13,760,117
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	70,715,000	BRL	11,691,281

Total Brazil					25,451,398

Colombia - 4.6%
Colombian TES, Bonds	7.000%	3/26/31	5,120,000,000	COP	868,355
Colombian TES, Bonds	7.250%	10/26/50	48,200,000,000	COP	6,659,979

Total Colombia					7,528,334

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2022 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
India - 10.5%
India Government Bond, Senior Notes	8.170%	12/1/44	1,300,000,000	INR	$17,447,870

Indonesia - 9.8%
Indonesia Treasury Bond	9.000%	3/15/29	79,300,000,000	IDR	5,947,834
Indonesia Treasury Bond	8.375%	3/15/34	69,800,000,000	IDR	5,068,236
Indonesia Treasury Bond	8.750%	2/15/44	69,200,000,000	IDR	5,250,149

Total Indonesia					16,266,219

Mexico - 12.1%
Mexican Bonos, Bonds	8.000%	11/7/47	116,700,000	MXN	5,274,933
Mexican Bonos, Bonds	8.000%	7/31/53	130,400,000	MXN	5,930,227
Mexican Bonos, Senior Notes	7.750%	11/13/42	202,100,000	MXN	8,929,161

Total Mexico					20,134,321

South Africa - 6.4%
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	223,900,000	ZAR	10,671,624

Ukraine - 0.9%
Ukraine Government International Bond, Senior Notes	7.253%	3/15/33	7,370,000		1,474,000	(a)

TOTAL SOVEREIGN BONDS (Cost - $125,683,548)					98,973,766

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 26.7%
Banc of America Commercial Mortgage Trust, 2017-BNK3 XA, IO	1.011%	2/15/50	39,113,065		1,470,088	(e)
BANK, 2017-BNK4 XA, IO	1.328%	5/15/50	4,185,695		196,675	(e)
BBVA RMBS 2 FTA, 2007-2 C (3 mo. EURIBOR + 0.540%)	0.358%	9/17/50	981,476	EUR	899,326	(c)(e)
Bellemeade RE Ltd., 2020-3A M1C (1 mo. USD LIBOR + 3.700%)	5.959%	10/25/30	1,200,000		1,200,382	(a)(e)
Bellemeade RE Ltd., 2020-2A M2 (1 mo. USD LIBOR + 6.000%)	8.259%	8/26/30	2,000,000		2,030,150	(a)(e)
Citigroup Commercial Mortgage Trust, 2014-GC23 D	4.482%	7/10/47	1,700,000		1,572,133	(a)(e)
Eagle RE Ltd., 2021-2 M1B (30 Day Average SOFR + 2.050%)	3.564%	4/25/34	2,500,000		2,424,442	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA1 M2 (1 mo. USD LIBOR + 1.800%)	4.059%	7/25/30	1,527,794		1,491,069	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA3 B2 (1 mo. USD LIBOR + 7.750%)	10.009%	9/25/48	3,765,000		3,741,304	(a)(b)(e)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2022 Quarterly Report	7

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HQA2 M2 (1 mo. USD LIBOR + 2.300%)	4.559%	10/25/48	2,050,796		$2,010,635	(a)(b)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 M3 (1 mo. USD LIBOR + 2.400%)	4.659%	2/25/47	2,210,000		2,193,559	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA2 M2 (1 mo. USD LIBOR + 2.450%)	4.709%	3/25/49	1,226,908		1,224,154	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2015-C04 1M2 (1 mo. USD LIBOR + 5.700%)	7.959%	4/25/28	2,158,695		2,261,041	(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 2B1 (1 mo. USD LIBOR + 4.100%)	6.359%	3/25/31	2,000,000		2,001,667	(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	5.809%	7/25/30	1,200,000		1,221,815	(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R02 1B1 (1 mo. USD LIBOR + 4.150%)	6.409%	8/25/31	3,000,000		3,002,388	(a)(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	6.359%	7/25/39	208,997		208,514	(a)(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	5.509%	1/25/40	1,025,000		932,212	(a)(b)(e)
Federal National Mortgage Association (FNMA) - CAS, 2022-R03 1M2 (30 Day Average SOFR + 3.500%)	5.014%	3/25/42	1,200,000		1,193,362	(a)(b)(e)
FREMF Mortgage Trust, 2019-K102 C	3.531%	12/25/51	2,580,000		2,382,347	(a)(e)
IM Pastor FTA, 4 B (3 mo. EURIBOR + 0.190%)	0.012%	3/22/44	1,200,000	EUR	665,000	(c)(e)
IM Pastor FTH, 3 B (3 mo. EURIBOR + 0.290%)	0.112%	3/22/43	7,400,000	EUR	4,744,104	(c)(e)
Oaktown RE VI Ltd., 2021-1A M1B (30 Day Average SOFR + 2.050%)	3.564%	10/25/33	700,000		687,734	(a)(e)

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2022 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - continued
RMAC Securities No 1 PLC, 2006-NS1X B1C (3 mo. EURIBOR + 0.880%)	0.598%	6/12/44	1,485,163	EUR	$1,433,497	(c)(e)
Rural Hipotecario IX FTA, 9 B (3 mo. EURIBOR + 0.320%)	0.000%	2/17/50	1,435,542	EUR	1,262,423	(c)(e)
Wells Fargo Commercial Mortgage Trust, 2012-LC5 D	4.727%	10/15/45	684,211		682,463	(a)(e)
Wells Fargo Commercial Mortgage Trust, 2019-C51 D	3.000%	6/15/52	1,500,000		1,137,003	(a)
WF-RBS Commercial Mortgage Trust, 2013- C15 XA, IO	0.395%	8/15/46	52,173,796		139,946	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $46,866,901)					44,409,433

CONVERTIBLE BONDS & NOTES - 1.9%
COMMUNICATION SERVICES - 1.3%
Media - 1.3%
DISH Network Corp., Senior Notes	3.375%	8/15/26	3,070,000		2,192,116	(b)

HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.6%
Haemonetics Corp., Senior Notes	0.000%	3/1/26	1,120,000		910,623

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,834,535)					3,102,739

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $315,121,188)					276,508,404

			SHARES
SHORT-TERM INVESTMENTS - 5.4%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $8,948,075)	1.553%		8,948,075		8,948,075	(g)

TOTAL INVESTMENTS - 171.8% (Cost - $324,069,263)					285,456,479
Mandatory Redeemable Preferred Stock, at Liquidation Value - (30.1)%					(50,000,000)
Other Liabilities in Excess of Other Assets - (41.7)%					(69,303,977)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%					$166,152,502

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2022 Quarterly Report	9

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2022, the total market value of investments in Affiliated Companies was $8,948,075 and the cost was $8,948,075 (Note 2).

Abbreviation(s) used in this schedule:

BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
COP	—	Colombian Peso
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
USD	—	Unified School District
ZAR	—	South African Rand

At July 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 10-Year Notes	183	9/22	$21,984,745	$22,168,735	$183,990

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2022 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

At July 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	1,430,000,000	USD	17,908,130	Barclays Bank PLC	8/3/22	$124,535
USD	18,474,975	INR	1,430,000,000	Barclays Bank PLC	8/3/22	442,310
USD	4,767,624	ZAR	77,400,000	HSBC Securities Inc.	8/17/22	121,283
USD	12,503,192	MXN	254,600,000	Citibank N.A.	8/24/22	72,715
USD	679,956	MXN	13,900,000	JPMorgan Chase & Co.	8/24/22	1,309
USD	868,405	MXN	17,700,000	JPMorgan Chase & Co.	8/24/22	4,228
GBP	1,740,000	USD	2,178,216	HSBC Securities Inc.	8/25/22	(57,945)
USD	2,178,215	GBP	1,740,000	HSBC Securities Inc.	8/25/22	57,945
CLP	8,490,000,000	USD	10,649,106	HSBC Securities Inc.	9/6/22	(1,293,718)
USD	2,668,055	CLP	2,460,000,000	HSBC Securities Inc.	9/6/22	(42,694)
USD	2,914,446	CLP	2,660,000,000	HSBC Securities Inc.	9/6/22	(16,689)
JPY	3,010,000,000	USD	22,240,251	Barclays Bank PLC	9/26/22	435,603
USD	22,495,495	JPY	3,010,000,000	Morgan Stanley & Co. Inc.	9/26/22	(180,360)
NZD	13,950,000	USD	8,714,286	HSBC Securities Inc.	10/5/22	55,457
USD	8,754,853	NZD	13,950,000	Morgan Stanley & Co. Inc.	10/5/22	(14,890)
USD	23,216,826	BRL	128,930,000	HSBC Securities Inc.	10/19/22	(1,149,817)
USD	15,615,132	IDR	237,350,000,000	JPMorgan Chase & Co.	10/26/22	(347,878)
USD	5,176,346	COP	23,490,000,000	JPMorgan Chase & Co.	10/27/22	(211,788)
EUR	15,600,000	USD	15,983,401	Barclays Bank PLC	11/2/22	71,006
EUR	24,930,000	USD	25,542,705	Barclays Bank PLC	11/2/22	113,473
USD	8,852,345	EUR	8,640,000	Barclays Bank PLC	11/2/22	(39,326)
USD	17,128,388	INR	1,380,000,000	Barclays Bank PLC	11/2/22	(133,420)
USD	11,270,910	EUR	11,030,000	Morgan Stanley & Co. Inc.	11/2/22	(80,380)

Total						$(2,069,041)

Abbreviation(s) used in this table:

BRL	—	Brazilian Real
CLP	—	Chilean Peso
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2022 Quarterly Report	11

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2022

At July 31, 2022, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	$950,000	12/20/22	0.367%	1.000% quarterly	$2,381	$(3,166)	$5,547
Morgan Stanley & Co. Inc. (Lumen Technologies Inc., 7.500%, due 4/1/24)	1,485,000	6/20/23	1.923%	1.000% quarterly	(12,060)	(17,484)	5,424
Morgan Stanley & Co. Inc. (Lumen Technologies Inc., 7.500%, due 4/1/24)	1,625,000	6/20/25	3.745%	1.000% quarterly	(116,829)	(98,450)	(18,379)

Total	$4,060,000				$(126,508)	$(119,100)	$(7,408)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

12	BrandywineGLOBAL — Global Income Opportunities Fund Inc. 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in global fixed income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When

13

Notes to Schedule of Investments (unaudited) (continued)

determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

14

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$130,022,466	—	$130,022,466
Sovereign Bonds	—	98,973,766	—	98,973,766
Collateralized Mortgage Obligations	—	44,409,433	—	44,409,433
Convertible Bonds & Notes	—	3,102,739	—	3,102,739

Total Long-Term Investments	—	276,508,404	—	276,508,404

Short-Term Investments†	$8,948,075	—	—	8,948,075

Total Investments	$8,948,075	$276,508,404	—	$285,456,479

Other Financial Instruments:
Futures Contracts††	$183,990	—	—	$183,990
Forward Foreign Currency Contracts††	—	$1,499,864	—	1,499,864
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	2,381	—	2,381

Total Other Financial Instruments	$183,990	$1,502,245	—	$1,686,235

Total	$9,132,065	$278,010,649	—	$287,142,714

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$3,568,905	—	$3,568,905
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	128,889	—	128,889

Total	—	$3,697,794	—	$3,697,794

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

15

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2022. The following transactions were effected in such company for the period ended July 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$14,960,299	$105,148,686	105,148,686	$111,160,910	111,160,910	—	$36,494	—	$8,948,075

16